Acquisitions - Conn's Portfolio Purchase (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 03, 2024 USD ($)	Sep. 30, 2025 USD ($) employee	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) employee	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2025 employee	Dec. 04, 2024 employee
Allocation of purchase price:
Cash and cash equivalents		$ 42,270	$ 18,296	$ 42,270	$ 18,296	$ 35,506
Prepaid expenses and other assets:
Lease (ROU asset)		4,089		4,089		4,449
Accounts payable and accrued expenses
Lease (ROU liability)		(4,569)		(4,569)		(4,860)
Portfolio revenue		139,673	100,948	422,419	286,927
Servicing revenue		9,414	7,605	30,621	21,080
Net Operating Income		$ 70,036	$ 59,427	$ 245,940	$ 166,500
Conn's Portfolio Purchase
Acquisitions
Number of former employees hired | employee		100		100			197	197
Purchase Price:
Total purchase consideration paid	$ 244,937
Allocation of purchase price:
Cash and cash equivalents	1,224
Investments in receivables, net:
Unpaid principal balance	566,696
Allowance for credit losses at time of acquisition	(251,317)
Non-credit discount	(89,316)
Investment in previously charged-off receivables	11,964
Total investments in receivables, net	238,028
Prepaid expenses and other assets:
Lease (ROU asset)	789
Information Technology Hardware	413
Total prepaid expenses and other assets:	1,202
Other intangible assets:
Total other intangible assets	5,272
Accounts payable and accrued expenses
Lease (ROU liability)	(789)
Total net assets acquired	$ 244,937
Portfolio revenue				$ 80,300		9,400
Servicing revenue				8,700		1,900
Net Operating Income				$ 62,500		$ 3,100
Conn's Portfolio Purchase | Information technology hardware
Accounts payable and accrued expenses
Estimated useful life	36 months
Conn's Portfolio Purchase | Intellectual property
Other intangible assets:
Total other intangible assets	$ 2,881
Accounts payable and accrued expenses
Acquired intangible assets weighted average amortization period	31 months
Conn's Portfolio Purchase | Assembled workforce
Other intangible assets:
Total other intangible assets	$ 2,391
Accounts payable and accrued expenses
Acquired intangible assets weighted average amortization period	31 months